Debt Securities Issued - Additional Information (Details) ₸ in Millions, $ in Millions	Mar. 31, 2025 USD ($)	Dec. 31, 2025 KZT (₸)	Dec. 31, 2024 KZT (₸)
Disclosure of detailed information about borrowings [abstract]
Accrued interest debt securities issued		₸ 5,420	₸ 2,062
Debt securities issued	$ 650	₸ 331,992	₸ 51,050
Borrowings, interest rate	6.25%
Maturity date	2030